Other non-current liabilities	12 Months Ended
Mar. 31, 2012
Other non-current liabilities
18.	Other non-current liabilities

Other non-current liabilities include the following:

	As of March 31,
	2011		2012
	(In millions)
Deferred Income taxes (See note 17)	Rs.	3,499	Rs.	3,177	US$	62
Unearned revenues		25,184		32,170		632
Employee retirement benefits		1,367		1,197		24
License fees		1,741		1,741		34
Derivative financial instruments		138		218		4
Others		1,644		2,226		44

Total	Rs.	33,573	Rs.	40,729	US$	800